Business Combinations (Details) - Schedule of Purchase Price Allocation - Business combinations [member] - USD ($)	Jun. 22, 2022	Mar. 22, 2022	Feb. 09, 2022	Jan. 20, 2022	Mar. 25, 2021
Business Combinations (Details) - Schedule of Purchase Price Allocation [Line Items]
Cash and cash equivalents	$ 38,342	$ 2,187	$ 21,038	$ 12,500	$ 24,276
Current liabilities			(92,350)	(13,184)	(58,297)
Trade and other receivables	1,656,550	896,327
Inventories	562,768	1,411,893
Other current assets		85,338	4,162		32,250
Other non-current assets	203,765	23,566
Property, plant and equipment	20,488	2,055,610
Intangible assets	1,593,398	1,592,783
Trade and other payables	(1,536,547)	(4,156,649)
Other current liabilities	(145,026)	(163,785)
Goodwill	411,862	1,867,009	70,355	685	329,534
Total purchase price	$ 2,805,600	$ 3,614,279	$ 3,205	$ 1	$ 327,763